TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE - Stratification of the portfolio (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
TRADE AND OTHER RECEIVABLES
Current and non-current trade debtors without impairment impact	$ 292,872,883	$ 286,980,521
Less than one month old
TRADE AND OTHER RECEIVABLES
Current and non-current trade debtors without impairment impact	285,825,868	276,941,661
Between one and three months old
TRADE AND OTHER RECEIVABLES
Current and non-current trade debtors without impairment impact	300,575	2,533,836
Between three and six months old
TRADE AND OTHER RECEIVABLES
Current and non-current trade debtors without impairment impact	724,075	1,216,352
With seniority between six and eight months
TRADE AND OTHER RECEIVABLES
Current and non-current trade debtors without impairment impact	5,669,012	5,920,865
With seniority greater than eight months
TRADE AND OTHER RECEIVABLES
Current and non-current trade debtors without impairment impact	$ 353,353	$ 367,807